FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES RECORDED AT FAIR VALUE

The following table sets forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of June 30, 2025. There were no financial assets and liabilities recorded at fair value as of December 31, 2024.

	At June 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Note payable (Note 6)	$-	$-	$1,746,000	$1,746,000
Loan payable to related party – GL (Note 8)	-	-	4,114,000	4,114,000
Public Warrants	-	-	2,070,000	2,070,000
Private Placement Warrants	-	-	2,432,000	2,432,000
Note payable – Polar (Note 6)	-	-	1,604,652	1,604,652
Derivative asset (Note 7)	1,029,997			1,029,997
Total liabilities	$1,029,997	$-	$11,966,652	$12,996,649

SCHEDULE OF CHANGES IN FAIR VALUE OF THE COMPANY LIABILITIES MEASURED USING LEVEL 3 INPUTS

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the three months ended June 30, 2025:

	Three Months Ended June 30, 2025
	Beginning Balance	Acquisitions& Issuances	Payments	Change in Fair Value	Ending Balance
Note payable	$635,000	$1,078,000	$-	$33,000	$1,746,000
Loan payable to related party – GL (Note 8)	1,385,000	2,631,000	-	98,000	4,114,000
Public Warrants	-	121,900,000	-	(119,830,000)	2,070,000
Private Placement Warrants	-	88,768,000	-	(86,336,000)	2,432,000
Note payable – Polar (Note 6)	-	6,480,632	-	(4,875,980)	1,604,652
Total	$2,020,000	$220,857,632	$-	$(210,910,980)	$11,966,652

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the six months ended June 30, 2025:

	Six Months Ended June 30, 2025
	Beginning Balance	Acquisitions & Issuances	Payments	Change in Fair Value	Ending Balance
Note payable	$-	$1,668,000	$-	$78,000	$1,746,000
Loan payable to related party – GL (Note 8)	-	4,035,000	-	79,000	4,114,000
Public Warrants	-	121,900,000	-	(119,830,000)	2,070,000
Private Placement Warrants	-	88,768,000	-	(86,336,000)	2,432,000
Note payable – Polar (Note 6)	-	6,480,632	-	(4,875,980)	1,604,652
Total	$-	$222,851,632	$-	$(210,884,980)	$11,966,652

SCHEDULE OF KEY INPUTS INTO MODELS FOR NOTE PAYABLE

The fair value of the Company’s liabilities recorded under the fair value option was estimated using Level 3 fair value measurements. The significant inputs to the calculation of the fair value of liabilities recorded under the fair value option at issuance and June 30, 2025, were as follows:

Three Months Ended June 30, 2025
	Note Payable(1)	Loan Payable to Related Party(1)
Valuation Inputs:
Expected term (in years)	0.25-0.41	0.25-.0.45
Risk-adjusted discount rate	12.41% - 14.25%	12.41% - 14.24%

(1)	Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.

SCHEDULE OF RESERVED SHARES OF COMMON STOCK

The Company has reserved shares of Class A common stock for issuance related to the following as of June 30, 2025:

Warrants to purchase Class A common stock	17,900,000
Employee stock purchase plan	1,000,000
RSUs, issued and outstanding	2,684,000
Stock options and RSUs, authorized for future issuance	7,765,264
Total shares reserved	29,349,264

SCHEDULE OF UNVESTED RESTRICTED STOCK UNITS ACTIVITY

A summary of RSU activity for the six months ended June 30, 2025, under the 2025 Plan is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested as of December 31, 2024	-
Granted	2,684,000		$22.00
Vested and released	-	$
Cancelled or forfeited	-	$
Unvested as of June 30, 2025	2,684,000		$22.00

Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
SCHEDULE OF KEY INPUTS INTO MODELS FOR PRIVATE PLACEMENT WARRANTS

The key inputs into the models for the Public Warrants were as follows:

Input	June 30, 2025

Warrant exercise price	$11.50
Risk-free rate	3.79%
Dividend yield	0.00%
Expected term (years)	4.93
Expected volatility	$1.76

Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
SCHEDULE OF KEY INPUTS INTO MODELS FOR PRIVATE PLACEMENT WARRANTS

The key inputs into the models for the Private Placement Warrants were as follows:

Input	June 30, 2025

Warrant exercise price	$11.50
Risk-free rate	3.75%
Dividend yield	0.00%
Expected term (years)	4.93
Expected volatility	$1.76

Loan Payable Polar [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
SCHEDULE OF KEY INPUTS INTO MODELS FOR NOTE PAYABLE

The key inputs into the models for the Note Payable - Polar were as follows:

Input	June 30, 2025

Risk-free rate	4.41%
Expected term (years)	0.10
Expected volatility	71.9%
Class A common stock price	$1.76